Financial instruments - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ 21,552	¥ 6,161	¥ 5,666
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	34,995	8,179	7,767
Recurring fair value measurement [member]
Assets:
Total assets	15,965,846	15,402,640	14,448,955
Liabilities:
Total liabilities	128,667	54,694	49,299
Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	21,552	6,161	5,666
Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	34,995	8,179	7,767
Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	7,530	14,962	17,679
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	36,582	20,233	16,336
Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	28,008	5,157	1,476
Recurring fair value measurement [member] | Other Derivative Liabilities [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		2	375
Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	368,273	168,281	162,708
Financial assets designated to be measured at FVPL	48,711	65,988	51,664
Financial assets required to be measured at FVOCI	9,667,158	9,797,091	9,918,197
Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600	600
Financial assets designated to be measured at FVPL	26,612	26,724	28,604
Financial assets required to be measured at FVOCI	36,369	47,339	40,569
Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	15,368	14,448	9,425
Financial assets designated to be measured at FVPL	7,228	16,422	22,227
Financial assets required to be measured at FVOCI	900,468	816,623	732,757
Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	214,475	214,158	180,238
Financial assets designated to be measured at FVPL	17,598	17,174	41,089
Financial assets required to be measured at FVOCI	1,353,394	1,185,639	1,298,020
Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	117	21,510	32,840
Financial assets designated to be measured at FVPL	167,020	169,006	103,705
Financial assets required to be measured at FVOCI	339,536	214,058	190,211
Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL	3,713	6,142	5,787
Financial assets required to be measured at FVOCI	81,841	53,507	43,673
Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	425,524	601,701	511,404
Recurring fair value measurement [member] | Debt securities [member] | Other Debt Securities [Member]
Assets:
Financial assets required to be measured at FVOCI		116
Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	1,918,810	1,581,082	971,108
Financial assets designated to be measured at FVOCI	312,008	346,118	57,665
Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	26,795	12,788	1,604
Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	30,204	15,691	21,503
Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	4,024	10,417	22,966
Recurring fair value measurement [member] | Derivatives [member] | Other Derivative Assets [Member]
Assets:
Financial assets required to be measured at FVPL		17	391
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	136,075	207,596	141,537
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL			4,505
Financial assets designated to be measured at FVPL	4,002	21,021	10,011
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	5,315	12,088	6,822
Financial assets required to be measured at FVOCI	12,435	17,536	8,513
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	3,907	12,483	2,607
Financial assets required to be measured at FVOCI	10,257	12,497	12,167
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL			66
Financial assets designated to be measured at FVPL	1,466		9,618
Financial assets required to be measured at FVOCI			1,517
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		5,434	7,903
Financial assets designated to be measured at FVPL	33,690	24,700	19,798
Financial assets required to be measured at FVOCI	65,000	88,412	58,010
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	3
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL		13,425
Other Financial Assets Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	31,848	19,449	44,864
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	32	50	53
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	28,147	14,104	21,454
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	3,669	5,278	22,966
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Other Derivative Assets [Member]
Assets:
Financial assets required to be measured at FVPL		17	391
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member]
Assets:
Total assets	15,327,947	14,622,582	14,110,299
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	368,273	168,281	158,203
Financial assets designated to be measured at FVPL	44,709	44,967	41,653
Financial assets required to be measured at FVOCI	9,667,158	9,797,091	9,918,197
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600	600
Financial assets designated to be measured at FVPL	21,297	14,636	21,782
Financial assets required to be measured at FVOCI	23,934	29,803	32,056
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	15,317	14,386	9,395
Financial assets designated to be measured at FVPL	3,321	3,939	19,620
Financial assets required to be measured at FVOCI	890,211	804,126	720,590
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	214,475	214,158	180,172
Financial assets designated to be measured at FVPL	16,132	17,174	31,471
Financial assets required to be measured at FVOCI	1,353,277	1,185,528	1,296,400
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		15,863	24,254
Financial assets designated to be measured at FVPL	133,330	144,306	83,907
Financial assets required to be measured at FVOCI	274,131	125,243	131,544
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL	3,713	6,142	5,787
Financial assets required to be measured at FVOCI	81,841	53,507	43,673
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	409,676	592,305	503,608
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Other Debt Securities [Member]
Assets:
Financial assets required to be measured at FVOCI		101
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	1,798,536	1,384,672	884,480
Financial assets designated to be measured at FVOCI	8,016	5,754	2,907
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	469,976	553,013	152,255
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	51	62	30
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI	117	111	103
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	117	213	683
Financial assets required to be measured at FVOCI	405	403	657
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	15,845	9,396	7,796
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Other Debt Securities [Member]
Assets:
Financial assets required to be measured at FVOCI		15
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	120,274	182,985	86,628
Financial assets designated to be measured at FVOCI	303,992	340,364	54,758
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	26,763	12,738	1,551
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	2,057	1,587	49
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	355	5,139
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	68,971	33,062	19,555
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,475	1,669	2,640
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	2,435	5,307
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	471	694	483
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	36,582	20,233	14,581
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	28,008	5,157	1,476
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Other Derivative Liabilities [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		2	375
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	59,696	21,632	29,744
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	20,077	4,492	3,026
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	32,560	2,872	7,767
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	7,059	14,268	17,196
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL			1,755
Level 1 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	2,041,980	1,827,622	994,486
Liabilities:
Total liabilities	11,903	1,116	2,077
Level 1 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		128	226
Level 1 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	11,903	986	1,476
Level 1 [Member] | Recurring fair value measurement [member] | Other Derivative Liabilities [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		2	375
Level 1 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	29,237	30,164	24,330
Level 1 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	1,906,244	1,555,620	958,414
Financial assets designated to be measured at FVOCI	106,499	241,577	10,432
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		3	315
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		241	604
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Other Derivative Assets [Member]
Assets:
Financial assets required to be measured at FVPL		17	391
Level 2 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	13,440,182	13,292,702	13,305,981
Liabilities:
Total liabilities	60,217	39,238	33,789
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	7,530	14,962	17,679
Level 2 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	36,582	20,105	16,110
Level 2 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	16,105	4,171
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	368,273	168,281	162,708
Financial assets designated to be measured at FVPL	48,711	65,988	51,664
Financial assets required to be measured at FVOCI	9,667,158	9,797,091	9,918,197
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	600	600	600
Financial assets designated to be measured at FVPL	26,612	26,724	28,604
Financial assets required to be measured at FVOCI	36,369	47,339	40,569
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	15,350	14,386	9,395
Financial assets designated to be measured at FVPL	7,228	16,422	22,227
Financial assets required to be measured at FVOCI	746,223	723,335	698,188
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	185,238	183,994	155,908
Financial assets designated to be measured at FVPL	17,598	17,174	41,089
Financial assets required to be measured at FVOCI	1,353,394	1,185,639	1,298,020
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		21,297	32,157
Financial assets designated to be measured at FVPL	163,395	169,006	103,159
Financial assets required to be measured at FVOCI	318,699	195,992	175,670
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	41,982	44,105	33,383
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	377,004	564,447	483,613
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Other Debt Securities [Member]
Assets:
Financial assets required to be measured at FVOCI		116
Level 2 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	9,349	22,290	9,757
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	26,795	12,788	1,604
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	30,204	15,688	21,188
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL			18,281
Level 3 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	483,684	282,316	148,488
Liabilities:
Total liabilities	56,547	14,340	13,433
Level 3 [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	21,552	6,161	5,666
Level 3 [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	34,995	8,179	7,767
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	18	62	30
Financial assets required to be measured at FVOCI	154,245	93,288	34,569
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	117	213	683
Financial assets designated to be measured at FVPL	3,625		546
Financial assets required to be measured at FVOCI	20,837	18,066	14,541
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVPL	3,713	6,142	5,787
Financial assets required to be measured at FVOCI	39,859	9,402	10,290
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	48,520	37,254	27,791
Level 3 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	3,217	3,172	2,937
Financial assets designated to be measured at FVOCI	205,509	104,541	47,233
Level 3 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	¥ 4,024	¥ 10,176	¥ 4,081